Right of use assets and related lease liabilities	6 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Right of use assets and related lease liabilities	Right of use assets and related lease liabilities
During the six months ended June 30, 2022, we had bareboat charter-in commitments on three vessels under fixed rate bareboat agreements and 19 vessels under variable rate bareboat agreements. All of these agreements are being accounted for under IFRS 16 - Leases which amended the previous accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less.
The following is the activity of the right of use assets from January 1, 2022 through June 30, 2022:

In thousands of U.S. dollars		Vessels	Drydock	Total
Cost
	As of January 1, 2022	$836,246	$23,562	$859,808
	Disposal of vessels (1)	(38,163)	(985)	(39,148)
	As of June 30, 2022	798,083	22,577	820,660

Accumulated depreciation and impairment
	As of January 1, 2022	(84,221)	(11,562)	(95,783)
	Charge for the period	(17,055)	(2,433)	(19,488)
	Disposal of vessels (1)	3,247	529	3,776
	As of June 30, 2022	(98,029)	(13,466)	(111,495)
Net book value
	As of June 30, 2022	$700,054	$9,111	$709,165
Net book value
	As of December 31, 2021	$752,025	$12,000	$764,025
(1)     Represents the net book value of one MR (STI Majestic) which was contracted to be sold during the six months ended June 30, 2022. This transaction is described in Note 4.
Vessels recorded as right of use assets derive income from subleases through time charter-out and pool arrangements. For the six months ended June 30, 2022 and 2021, sublease income of $98.9 million and $46.3 million, respectively, is included in Vessel revenue.
The following table summarizes the payments made for the six months ended June 30, 2022 and June 30, 2021 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the six months ended June 30,
In thousands of U.S. dollars	2022	2021
Interest expense recognized in the unaudited condensed consolidated statements of income or loss	$12,328	$12,096
Principal repayments recognized in unaudited condensed consolidated cash flow statements	52,568	28,674
Net (increase) / decrease in accrued interest expense	(70)	39
Net decrease in prepaid interest expense	—	(45)
Total payments on lease liabilities under IFRS 16	$64,826	$40,764
The undiscounted remaining future minimum lease payments under bareboat charter-in arrangements that were accounted as lease liabilities under IFRS 16 - Leases as of June 30, 2022 were $655.4 million. The obligations under these agreements will be repaid as follows:

As of
In thousands of U.S. dollars	June 30, 2022
Less than 1 year	$82,984
1 - 5 years	271,610
5+ years	300,808
Total	$655,402
Discounting effect	(131,813)
Prepaid interest expense	(780)
Lease liability	$522,809
We did not recognize any expenses under time and bareboat charter agreements that were accounted for as operating leases during the six months ended June 30, 2022 and 2021.